Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of consolidation

(b) Principles of consolidation

        The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs' subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

        The Company evaluates the need to consolidate its VIEs and VIEs' subsidiaries in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

        Details of certain key agreements entered into between the WFOE, the VIE and each of its individual shareholders on January 20, 2011 are as follows:

        Power of Attorney Agreements:    Each equity holder of Vipshop Information irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders' meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in Vipshop Information, and appointment of the executive directors and senior management of Vipshop Information. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in Vipshop Information.

        Exclusive Business Cooperation Agreement:    The WFOE entered into an agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. In considerations of these services, Vipshop Information shall pay the WFOE fees equal to 100% of its net income, the rate of service fees may be adjusted upon mutual discussions between the two parties. The WFOE is the exclusive provider of these services for a term of 10 years.

        Equity Interest Pledge Agreements:    Each equity holder of Vipshop Information pledged all their respective equity interests in Vipshop Information as security to ensure that Vipshop Information fully performs its obligations under the Exclusive Business Cooperation Agreement, and pays the consulting and service fees to the WFOE when the fees becomes due.

        Exclusive Option Agreements:    Each equity holder of Vipshop Information granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in Vipshop Information at the WFOE's sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is 10 Renminbi ("RMB") (US$1.54); if appraisal is required by laws of the PRC at the time when the WFOE exercises the option, the parties shall negotiate in good faith, to make necessary adjustments to the purchase price based on the appraisal result to comply with applicable laws of the PRC.

        On October 8, 2011, the WFOE entered into the following amended agreements with Vipshop Information and each of its individual shareholders to replace the respective original agreements entered into on January 20, 2011:

        Amended and Restated Exclusive Business Cooperation Agreement:    The WFOE entered into this agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. This agreement replaced the original Exclusive Business Cooperation Agreement dated January 20, 2011. There was no significant change of terms from the original agreement except that the service fee to be paid by Vipshop Information to the WFOE in consideration of the services to be provided by the WFOE, shall equal to 100% of the net income of Vipshop Information, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The term of this agreement is ten years from the execution date of October 8, 2011 and may be extended for a period to be determined by the WFOE. The WFOE may terminate this agreement at any time by giving 30 days prior written notice. Vipshop Information has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

        Amended and Restated Equity Interest Pledge Agreement:    This agreement replaced the original Equity Interest Pledge Agreements entered into on January 20, 2011. There was no significant change of terms from the original agreement. The agreement will remain in effect until all of the obligations of Vipshop Information under the Amended and Restated Exclusive Business Cooperation Agreement have been duly performed or terminated.

        Amended and Restated Exclusive Option Agreement:    This agreement replaced the original Exclusive Option Agreement entered into on January 20, 2011. There was no significant change of terms from the original agreement. The term of this agreement is ten years from the execution date of October 8, 2011, which may be extended for a period to be determined by the WFOE.

        Exclusive Purchase Framework Agreement:    The WFOE and Vipshop Information entered into this agreement during the third quarter of fiscal 2011. Under this agreement, Vipshop Information agrees to purchase products or services exclusively from the WFOE or its subsidiaries. Vipshop Information and its subsidiaries must not purchase from any third party products or services which the WFOE is capable of providing. The term of this agreement is five years from September 1, 2011. If neither party objects in writing nor both parties remain cooperating at the expiration of the agreement, the parties will continue to be bound by this agreement until a new agreement is entered into. Vipshop Information must pay the WFOE for its products an amount, which includes a service fee, based on the unit price and the quantity of the products ordered by Vipshop Information. The WFOE may terminate this agreement at any time by giving 15 days' prior written notice. Vipshop Information has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

        As explained in Note 1, at the time of the Company's incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies.

        In October 2012, the Company effected transfer of 10.4% of equity interest from one of the former shareholder of Vipshop Information to Mr. Shen, an existing shareholder of Vipshop Information, and amended the contractual arrangements the relevant entities had as explained above with Mr. Shen to reflect this transfer. As of December 31, 2012, shareholders of Vipshop Information include Mr. Shen, Mr. Arthur Xiaobo Hong, Mr. Bin Wu and Mr. Xing Peng, holding 52.0%, 26.0%, 11.6% and 10.4% of the total equity interests in Vipshop Information, respectively.

        In August 2015, the Company effected transfer of 22.0% of equity interest from two of the former shareholders of Vipshop Information to Mr. Shen and a concurrent capital increase of Vipshop Information from RMB24.5 million to RMB274.5 million as contributed by Mr. Eric Ya Shen, and further amended the contractual arrangements the relevant entities had as explained above with Mr. Shen and Mr. Arthur Xiaobo Hong to reflect this transfer. In December 2015, the Company effected a concurrent capital increase of Vipshop Information to RMB824.5 million as contributed by Mr. Eric Ya Shen, and further amended the contractual arrangements the relevant entities had as explained above with Mr. Shen and Mr. Arthur Xiaobo Hong to reflect this transfer. As of December 31, 2015, shareholders of Vipshop Information include Mr. Shen and Mr. Arthur Xiaobo Hong, holding 99.23% and 0.77% of the total equity interests in Vipshop Information, respectively.

        The Company participated significantly in the design of Vipshop Information. Based on the Equity Interest Pledge Agreements and the Amended and Restated Equity Pledge Agreements, the Exclusive Option Agreement and the Amended and Restated Exclusive Option Agreement, and the Power of Attorney Agreements dated January 20, 2011, which has been subsequently amended in December 2015, the Company has the ability to effectively control Vipshop Information through the WFOE. The Company is also able to receive a majority of the economic benefits of Vipshop Information, because of its ability to effectively determine the service fees payable by Vipshop Information to the WFOE under the Exclusive Business Cooperation Agreement and the Amended and Restated Exclusive Business Cooperation Agreement, and through the Exclusive Purchase Framework Agreement. Therefore, the Company has determined that it is the primary beneficiary of Vipshop Information and has consolidated its respective results for the periods presented.

        The Company also has another set of contractual arrangements among Lefeng Shanghai, Lefeng Information, and shareholders of Lefeng Information, under which Lefeng Shanghai is the primary beneficiary of Lefeng Information and the Company consolidates Lefeng Information through Lefeng Shanghai. The contractual arrangements thereunder are substantially similar to the set with Vipshop Information described above.

        Other than Vipshop Information and Lefeng Information, the Company has no interest in any other variable interest entities.

Risks in relation to the VIE structure

        The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

           •          If the Group's ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WFOE, Vipshop Information, Lefeng Shanghai, or Lefeng Information, revoking the business licenses or operating licenses of the WFOE, Vipshop Information, Lefeng Shanghai, or Lefeng Information, shutting down the Group's servers or blocking the Group's websites, discontinuing or placing restrictions or onerous conditions on the Group's operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group's use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group's business;

           •          The Group relies on contractual arrangements with the VIEs and their equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

           •          The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders; and

           •          Each of the shareholders of the VIEs is also a director of the Company or its subsidiaries, and has a duty of care and loyalty to the Company and its shareholders as a whole under Cayman Islands law. Under the contractual arrangements with the VIEs and their shareholders, (a) the Company may replace any such individual as a shareholder of the VIEs at the Company's discretion, and (b) each of these individuals has executed a power of attorney to appoint the WFOE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company's favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

           •          There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Particularly, in January 2015, the Ministry of Commerce published a discussion draft of the proposed Foreign Investment Law for public review and comments. Under the draft Foreign Investment Law, variable interest entities would also be deemed as foreign-invested enterprises, if they are ultimately "controlled" by foreign investors, and be subject to restrictions on foreign investments. The draft Foreign Investment Law, if enacted as proposed, may materially impact the entire legal framework regulating the foreign investments in China as well as the viability of the Group's current corporate structure, corporate governance and business operations in many aspects.

        The financial information of the Company's VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income attributable to the Company and cashflows after intercompany eliminations are as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	5,532,899	4,673,422
Current Liabilities:
Accounts payable	(7,490)	(48,178)
Advance from customers	(1,217,429)	(879,848)
Accrued expenses and other current liabilities	(944,097)	(1,127,270)
Amounts due to related parties	(2,884)	(82,994)
Deferred income	(178,920)	(95,643)

Total current liabilities	(2,350,820)	(2,233,933)

Deferred tax liability	—	(116)
Deferred income-non current	—	(3,573)

Total liabilities	(2,350,820)	(2,237,622)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenues	10,409,186	18,794,999	7,388,637
Total operating expenses	(1,257,654)	(2,269,740)	(1,542,401)
Net (loss) income	(11,954)	162,955	226,986

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by (used in) operating activities (note a)	2,370,276	1,052,069	(1,363,805)
Net cash (used in) provided by investing activities	(1,474,294)	(890,327)	1,018,250
Net cash provided by financing activities	—	12,665	809,740

Note	a: Cash flows provided by (used in) operating activities in 2013, 2014 and 2015 include amounts due to the Group's subsidiaries of RMB1,790,104, RMB718,759 and RMB (1,649,956).

        There are no consolidated VIEs' assets that are collateral for the VIEs' obligations or are restricted solely to settle the VIEs' obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of Estimates

(c) Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group's management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's financial statements include inventory write-down, revenue recognition cut off adjustments, valuation allowance for deferred tax assets, valuation of goodwill and intangible assets acquired in the business acquisitions and acquisition of significant equity affiliates both on the acquisition dates and at the time of impairment assessments, and valuation of significant other investments impairment assessment. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

        Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.

        Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Held-to-maturity securities

(e) Held-to-maturity securities

        The Group invests in debt securities which have fixed maturity dates, pay a fixed return on the amount invested and early redemption of these securities is not allowed. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Held-to-maturity securities are recorded at amortized cost and are classified as short-term, since their contractual maturity dates are less than one year.

Inventories

(f) Inventories

        Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment.

        The Group assesses the inventory write-down based on different product categories and applies a certain percentages based on aging. The Group classifies all goods into the following two categories: non-returnable goods and returnable goods. Non-returnable goods cannot be returned to suppliers and general inventory write-down of different percentages are applied to these goods within the different aging categories. These percentages were developed based on historical write-down on these different types of goods. In addition to general write-down, specific write-down will also be applied to non-returnable goods if assessed to be needed based on the factors mentioned above. Returnable goods will have no general write-down based on aging but specific write down will be made at the end of each reporting periods based on forecast sales, conditions of the goods and planned promotions.

        Write downs are recorded in cost of goods sold in the consolidated statements of income and comprehensive income.

Property and Equipment

(g) Property and Equipment

        Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

        Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Building	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

        Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Capitalization of interest

(h) Capitalization of interest

        Interest and amortization of deferred financing costs incurred on funds used to construct the Group's warehouses during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on the Group's convertible senior notes due 2019 at interest of 1.5%. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially completed or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group's outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to nil, RMB84,281 and RMB94,077, of which nil, RMB9,033 and RMB8,315 were capitalized for the years ended December 31, 2013, 2014 and 2015, respectively.

Land use rights

(i) Land use rights

        Land use rights represent amounts paid for the Group's lease for the use right of lands located in Zhaoqing City, Tianjin City and Jianyang City of People's Republic of China ("PRC"). Amounts are charged to earnings ratably over the term of the lease of 50 years.

        In light of the change in the Group's business strategy, the purpose of purchasing land use rights is to construct buildings or other real property on the land subject to the land use rights agreements. The Group has changed its presentation and includes payments for land use rights within investing activities from operating activities on its consolidated statement of cash flows from the year ended December 31, 2015. The payments for purchase of land use right of RMB127,156 for the year ended December 31, 2014 has also been reclassified from operating activities to investing activities for consistency.

Intangible assets, net

(j) Intangible assets, net

        Acquired intangible assets mainly consist of domain name, customer relationship, non-compete agreements and trademarks acquired from third parties and from business combination.

Domain name and trademarks

        Domain name and trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives of approximately two to three years.

Intangible assets arising from business combination

        Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the "contractual-legal" or "separability" criterion. Intangible assets with a definite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets are computed using the straight-line method over the intangible assets' economic lives.

        Estimated economic lives of the intangible assets are as follows:

Classification	Estimated economic life
Customer relationship	4 - 5 years
Trademarks	2 - 5 years
Non-compete agreement	3 years
Domain name	2 - 3 years

Investment in affiliates

(k) Investment in affiliates

        Affiliated companies are entities which the Group owes equity interest in common stock or in-substance common stock, over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

        Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group's share of the post-acquisition profits or losses of the affiliated companies is recognized in the statement of income and comprehensive income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group's interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

        The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group assess its equity investments for other-than-temporary impairment by considering all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing needs, the Group's intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value, and the severity and duration of the impairment. The Group has recorded impairment losses in the periods reported. As of December 31, 2014 and 2015, the accumulated impairment loss of investments were nil and RMB58,510, respectively. The other-than-temporary impairment recorded in 2015 on the equity affiliate due to sustained depression of the affiliate's expected results of operations.

Other investments

(l) Other investments

        Other investments represent investments in equity security of private companies which the Group owes equity interest, over which the Group exerts no significant influence, or investments that are not common stock or in-substance common stock, are measured initially at cost.

        The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investments may not be recoverable. Certain of the Group's investments are in development stage companies whose success depends on factors including the ability of the investee companies to raise additional funds in financial markets that can be volatile and other key business factors, any of which may impact the Company's ability to recover its investment. The Group recorded impairments in the amount of nil, RMB 6,166 and RMB 41,239 for the years ended December 31, 2013, 2014 and 2015, respectively.

Available for sale securities

(m) Available for sale securities

        The Group invests in marketable equity securities and debt securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities in investment securities. The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders' equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values. The Group recorded no impairments of available-for-sale securities for the years ended December 31, 2013, 2014 and 2015.

Impairment of long-lived assets (other than goodwill)

(n) Impairment of long-lived assets (other than goodwill)

        The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded no impairment for the years ended December 31, 2013, 2014 and 2015, respectively.

Goodwill

(o) Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with Accounting Standards Codification ("ASC") 350-20, a company firstly has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative impairment test is mandatory. The Company may also elect to proceed directly to the two-step impairment test without considering qualitative factors.

        The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded.

        Application of a goodwill impairment test requires significant management judgment, including the identification of the reporting unit, assigning assets, liabilities and goodwill to each reporting unit, and determining the fair value of each reporting unit. The fair value of each reporting unit is determined by analysis of discounted cash flows. The significant assumptions regarding reporting unit's future operating performance are revenue growth rates, costs of goods and operating expenses growth rates, discount rates and terminal values. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

        In 2014 and 2015, management has conducted step 1 of the quantitative impairment test to compare the carrying value of the reporting unit, including assigned goodwill, to its respective fair value. The fair value of the reporting unit was estimated by using the income approach.

        Based on the quantitative test, it was determined that the fair value of the reporting unit tested exceeded its carrying amount and, therefore, step two of the two-step goodwill impairment test was not required. The management concluded that goodwill was not impaired as of December 31, 2014 and 2015, respectively.

Business combinations and noncontrolling interests

(p) Business combinations and noncontrolling interests

        The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 "Business Combinations". The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

        For the Group's majority-owned subsidiaries and subsidiaries of VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests, are recorded as noncontrolling interests in the Group's consolidated balance sheets.

Debt issuance costs and debt discounts

(q) Debt issuance costs and debt discounts

        Debt issuance costs and debt discounts are amortized as interest expense, using the effective interest method, through the earlier of the maturity date of the Convertible Senior Notes or the date of conversion, if any. Debt issuance costs and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes.

Revenue recognition

(r) Revenue recognition

        The Group recognizes revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandise through its online platforms, including its internet website and cellular phone application. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

        The Group utilizes delivery service providers to deliver goods to its customers directly from its own warehouses. The Group estimates and defers revenue and the related product costs for goods that are in-transit to the customers.

        The Group offers customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from vip.com and lefeng.com platforms. The Group defers revenue from sales of vip.com platforms until the return period expires as the Group cannot reasonably estimate the amount of future returns. The Group recognizes revenue from sales of lefeng.com platforms when products are delivered to customers because historical returns on sales on lefeng.com are insignificant.

        Revenue was recorded on a gross basis, net of surcharges and value added tax ("VAT") of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group recorded revenue on a gross basis because the Group has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers' selection and assumes credit risks on receivables from customers. The Group also retains some of general inventory risks despite its arrangements to return goods to some vendors within limited time periods.

Discount coupons membership reward program

        The Group voluntarily provides discount coupons through certain co-operative websites or through public distributions during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group's platforms. These discount coupons are recorded as reduction of revenues at the time of use. The Group has established a membership reward program wherein customers earn one point for one RMB of purchase made on the Group's platforms. Membership reward points can be either exchanged into coupons to be used in connection with subsequent purchases, or exchanged into free gifts. The expiry dates of these reward points vary based on different individual promotional programs, while the coupons expire three months after redemption. Prior to fiscal 2014, the Group accrued liabilities for the estimated value of the points earned and expected to be redeemed, which were based on all outstanding reward points related to prior purchases at the end of each reporting period, as it did not have sufficient historical data to reasonably estimate the usage rate of these reward points. Starting from 2014, the Group derecognized the deferred revenue liability and began to recognize revenue based on an estimated breakage rate as it has accumulated sufficient historical data to be able to reasonably estimate the usage rate of these reward points. All the reward points expired as of December 31, 2015.

        Effective from January 1, 2015, the Company started to adopt a new membership reward points program (the "2015 Reward Program"). Under the 2015 Reward Program, the Company grants Weipin Coin to the customers when they purchase goods from vipshop.com platforms. Customers earn one Weipin Coin for two RMB of purchase made on the Group's platforms. Weipin Coin can be either exchanged into coupons to be used in connection with subsequent purchases, or directly offset against payments when customers make their future purchases. The Group accrued liabilities for the estimated value of the Weipin Coins earned and expected to be redeemed, which were based on all outstanding reward points related to prior purchases at the end of each reporting period, as the Group does not have sufficient historical data to reasonably estimate the usage rate of these new reward points.

        These liabilities reflect management's best estimate of the cost of future redemptions. As of December 31, 2014 and 2015, the Group recorded deferred revenue related to reward points earned from prior purchases of RMB171,205 and RMB87,019 respectively.

        The Group does not charge any membership fees from its registered members. New members who register on the Group's platforms or existing members introducing new members to the Group's website will be granted free Weipin Coins, which can be used to offset against payments for future purchases. These Weipin Coins are not related to prior purchases and are recorded as reduction of revenues at the time of use.

        Amounts collected by delivery service providers but not yet remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery and unused prepaid cards credits are classified as advances from customers. Revenues include fees charged to customers for shipping and handling expenses. The Company pays a fee to the delivery service provider and records such fee as shipping and handling expenses.

Other revenues

        Other revenues consist of fees charged to third-party merchants which the Group provides platform access for sales of their products. The Group is not the primary obligor on these transactions, it does not bear the inventory risk, does not have the ability to establish prices and does not provide any fulfillment services as the goods are directly shipped from third-party merchants to end customers. Upon successful sales on the Group's platforms, the Group will charge the third-party merchants commission fees. Commission fees are recognized on a net basis at the point of sales of products, net of return allowance.

        The Group conducts product promotion activities for certain brands on its website, including advanced and prominent placement of vendors' products on its website, and technical consultations services related to on-line advertising. Moreover, the Group also provide inventory and warehouse management services to certain suppliers. These revenues are recognized over the period during which the services are provided and the revenues are earned, net of business tax of approximately 5% of service revenues or 6% value-added tax, or VAT, in certain pilot locations as a result of the pilot VAT reform program.

Cost of goods sold

(s) Cost of goods sold

        Cost of goods sold consists primarily of cost of merchandise sold and inventory write-down. The amounts of inventory write-down were RMB 205,378, RMB 218,108 and RMB 293,946 for the years ended December 31, 2013, 2014 and 2015, respectively. Cost of goods sold does not include fulfillment expenses, therefore the Group's cost of goods sold may not be comparable to other companies which include such expenses in their cost of goods sold.

        The Group provides financing to some of its suppliers by advancing them cash for portions of accounts payables the Group owes to them, and receive interest over the financing periods which is presented as a reduction to cost of goods sold. The advances to these suppliers related to the Group's financing activities have no offsetting rights against the Group's accounts payables to these suppliers, and are presented as part of other receivables and prepayments in the consolidated balance sheets (note 5).

Fulfillment expenses

(t) Fulfillment expenses

        Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

Marketing expenses

(u) Marketing expenses

        Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

        Advertising expenses are charged to the statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB 436,233, RMB787,687 and RMB1,022,398 for the years ended December 31, 2013, 2014 and 2015, respectively.

Technology and content expenses

(v) Technology and content expenses

        Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

General and administrative expenses

(x) General and administrative expenses

        General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

Foreign Currency Transactions and Translations

(y) Foreign Currency Transactions and Translations

        The functional currency of the Company, Vipshop HK and Lefeng.com are the United States dollar ("US dollar"). The functional currency of all the other significant subsidiaries and the variable interest entities is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's cash and cash equivalents denominated in RMB amounted to RMB4,118,507 and RMB3,216,485 at December 31, 2014 and 2015, respectively.

Change in Reporting Currency to the RMB

        Effective January 1, 2015, the Company changed its reporting currency from US dollar to RMB. The change in reporting currency is to better reflect the Company's performance and to improve investors' ability to compare the Company's financial results with other publicly traded companies in the industry. Prior to January 1, 2015, the Company reported its consolidated balance sheets and consolidated statements of income and comprehensive income and shareholder's equity and cash flows in US dollar. The audited financial results for the year ended December 31, 2015 are stated in RMB. The related financial statements prior to January 1, 2015 have been recast to reflect RMB as the reporting currency for comparison to the financial results for the year ended December 31, 2015. The change in reporting currency resulted in the recognition of a cumulative foreign currency translation adjustment of RMB(32,976) and RMB20,707 in accumulated other comprehensive income for the years ended December 31, 2013 and 2014, respectively.

        The financial statements of the Company have been translated into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders' equity.

Convenience translation

(z) Convenience translation

        Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2015 are solely for the convenience of the readers and were calculated at the rate of 6.4778, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2015. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2015, or at any other rate.

Income Taxes

(aa) Income Taxes

        Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes

(ab) Value added taxes

        The Company's PRC subsidiaries are subject to VAT at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Comprehensive income (loss)

(ac) Comprehensive income (loss)

        Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income (loss) and comprehensive income (loss), and other comprehensive income (loss) includes foreign currency translation adjustments and unrealized gain or loss of available-for-sales securities.

Concentration of credit risk

(ad) Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, held-to-maturity securities, amounts due from related parties, other receivables and prepayments. The Group places its cash and cash equivalents, restricted cash and held-to-maturity securities with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The principal amounts of all held-to-maturity securities are guaranteed by the issuers. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. Amounts due from related parties are prepayments related to purchases of goods from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Company considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific delivery service providers and other information.

Fair value of financial instruments

(ae) Fair value of financial instruments

        Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1  applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2  applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3  applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured at fair value on a recurring basis

        The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2014.

        The Group's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2015 include available-for-sale securities investments. As of December 31, 2015, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments- marketable equity securities	254,736	254,736	—	—
Available-for-sale investments- debt security	15,000	—	15,000	—

        Available-for-sale securities investments represent the marketable equity securities and debt securities invested by the Group. The marketable equity securities are carried at fair values. The Group measures its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The debt security consists of an investment in a private company's redeemable shares that has stated maturity and pay a prospective fixed rate of return. The investment is recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

        As of December 31, 2014 and 2015, gross unrealized gains of nil and RMB2,498 and gross unrealized losses of nil and RMB10,281 were recorded on listed equity securities, respectively. No impairment charges were recorded for years ended December 31, 2014 and 2015, respectively.

Measured at fair value on a non-recurring basis

        Other than the impaired intangible assets (Note 9), investment in affiliates (Note 10), and other investments (Note 11), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis. The estimated fair value of the impaired intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

        The carrying values of the Group's financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts payable, other current liabilities, amounts due from and to related parties, approximate their fair values due to the short term nature of these instruments. The estimated fair value of convertible senior notes as of December 31, 2014 and 2015 were approximately RMB 4,696,773 and RMB4,346,278, respectively, as compared to its carrying value of RMB 3,854,985 and RMB 4,058,181, respectively. Fair value was estimated using quoted market prices and represented a level 1 measurement.

        The Group measures certain assets, including investment in affiliates, and other investments, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Operating leases

(af) Operating leases

        Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of operations on a straight-line basis over the lease periods.

Share-based Compensation

(ag) Share-based Compensation

Employee share-based compensation

        Share-based payments made to employees, including employee stock options, and non-vested shares issued to employees which the Company has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Modification of equity awards

        The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Non-employee share-based compensation

        Share-based compensation made to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the stock price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty's performance is complete.

        As the quantity and terms of the equity instruments issued to non-employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Earnings per share

(ah) Earnings per share

        Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into ordinary shares. Convertible securities are excluded from the computation of the diluted earnings per share in years when their effect would be anti-dilutive.

Treasury stock

(ai) Treasury stock

        Treasury stock represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock.

Recent Changes in Accounting Standards

(aj) Recent Changes in Accounting Standards

        In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)". The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry specific guidance, in current U.S. generally accepted accounting principles. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

        ASU 2014-09 is originally effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

        In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group's consolidated financial statements.

        In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. Further, an entity must provide certain disclosures if there is "substantial doubt about the entity's ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on the Group's consolidated financial statements.

        In January 2015, the FASB issued a new pronouncement which eliminates from U.S. GAAP the concept of extraordinary items. This ASU will also align more closely U.S. GAAP income statement presentation guidance with IAS 1, Presentation of Financial Statements, which prohibits the presentation and disclosure of extraordinary items. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of this ASU is not expected to have a material impact on the Group's consolidated financial results or disclosures.

        In February 2015, the FASB issued ASU 2015-02, "Amendments to the Consolidation Analysis", regarding consolidation of legal entities such as limited partnerships, limited liability corporations, and securitization structures. The guidance eliminates the deferral issued by the FASB in February 2010 of the accounting guidance for VIE for certain investment funds, including mutual funds, private equity funds and hedge funds. In addition, the guidance amends the evaluation of fees paid to a decision maker or a service provider, and exempts certain money market funds from consolidation. The guidance will be effective for accounting periods beginning after December 15, 2015 with early adoption permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group's consolidated financial statements.

        In April 2015, the FASB issued ASU 2015-03 as part of its simplification initiative. The ASU changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under U.S. GAAP. In addition, it converges the guidance in U.S. GAAP with that in IFRSs, under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Subsequent in August 2015, the FASB issued ASU 2015-15 related with the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, under which the SEC staff stated it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Group does not expect the adoption of the above guidances will have a significant effect on the Group's consolidated financial statements.

        In July, 2015, the FASB issued ASU 2015-11 as part of its simplification initiative. The ASU changes the way of measurement on inventory, which currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this Update require an entity to measure inventory within the scope of this Update at the lower of cost and net realizable value. Subsequent measurement is unchanged for inventory measured using last-in, first-out (LIFO) or the retail inventory method. For public business entities, ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

        In September 2015, the FASB issued ASU2015-16 related to the accounting for measurement period adjustments recognized in a business combination. Under the previous standard, when adjustments were made to amounts previously reported as part of a business combination during the measurement period, entities were required to revise comparative information for prior periods. Under the new standard, entities must recognize these adjustments in the reporting period in which the amounts are determined rather than retrospectively. The new standard is effective for fiscal years beginning after December 15, 2015, including interim periods within that reporting period and early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group's consolidated financial statements.

        In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as noncurrent on the balance sheet rather than being separated into current and noncurrent. The guidance is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods with early adoption being permitted. The Group expects the adoption of this guidance will have an effect on the Group's consolidated balance sheet.

        In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

        In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-06, which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity should apply the amendments in this Update on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board's new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.